Income Taxes	6 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision for the six months ended December 31, 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	$-	$-	$574,438
Deferred taxation	-	(104,526)	(799,757)

	$-	$(104,526)	$(255,319)

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2017	2016	2015
	(Unaudited)	(Unaudited)	(Unaudited)
Income (loss) before income taxes	(13,335,731)	(4,853,751)	7,097,628

Income tax computed at statutory EIT rate (25%)	(3,333,933)	(1,213,438)	1,774,407

Effect of different tax rates available to different jurisdictions		-	(19)

Non-deductible expenses	2,778,765	33,559	-

Change in valuation allowance and others	555,168	1,075,353	(1,999,707)

	-	(104,526)	(225,319)

Deferred income taxes are recognised for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2017 and June 30, 2017 are presented below:

	December 31, 2017	June 30, 2017
	(unaudited)	(Audited)
Deferred tax assets (liabilities)
Current portion:
Tax loss carryforward	207,868	207,868
Receivables provision	658,325	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(741,756)	(633,409)

Net deferred tax assets (liabilities)	124,437	(22,936)